Annual Fund Operating Expenses - AllianzIM Buffer15 Uncapped Allocation ETF	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
AllianzIM Buffer15 Uncapped Allocation ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.74%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	0.79%	[1]

[1]	Allianz Investment Management LLC (the “Adviser”) and the Fund have entered into a written agreement reducing the management fee to 0.05% through at least February 28, 2027, after which the fee waiver may be terminated by the Adviser or the Fund at any time and for any reason.